Loans and financing - Middle West Development Fund (Details) - FDCO BRL in Thousands	Jan. 31, 2017 BRL
Loans and financing
Loans received	BRL 98,504
Maximum borrowing capacity	831,478
Undrawn borrowing facilities	BRL 309,353
Fixed
Loans and financing
Interest rate	8.00%